Property and Equipment, Net (Detail) $ in Thousands, ₩ in Millions	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)
Property and Equipment
Property and Equipment	₩ 19,784		₩ 21,062
Less: accumulated depreciation	(19,191)		(20,180)
Property and equipment, net	593	$ 493	882
Computer and equipment
Property and Equipment
Property and Equipment	5,072		6,413
Furniture and fixtures
Property and Equipment
Property and Equipment	1,714		1,750
Assets Held under Capital Leases
Property and Equipment
Property and Equipment	1,465		1,429
Leasehold Improvements
Property and Equipment
Property and Equipment	1,006		964
Software
Property and Equipment
Property and Equipment	₩ 10,527		₩ 10,506